Pension And Other Postretirement Employee Benefits (OPEB) Plans (Schedule Of Assets Fair Value Measured On Recurring Basis) (Details) - USD ($) $ in Millions		Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Total assets		$ 2,454	$ 2,271
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		2,454	2,271
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		161	179
US Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		318	332
US Equities [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		58	58
International Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		293	344
International Equities [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		31	35
Corporate Bond Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	[1]	1,384	1,265
Corporate Bond Securities [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	[1]	31	34
US Treasury Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		143	108
US Treasury Securities [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		1	1
Other [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	[2]	157	55
Other [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	[2]	35	45
Real Estate [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		39	7
Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		514	587
Fair Value, Inputs, Level 1 [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		121	131
Fair Value, Inputs, Level 1 [Member] | US Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		233	250
Fair Value, Inputs, Level 1 [Member] | US Equities [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		54	53
Fair Value, Inputs, Level 1 [Member] | International Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		281	337
Fair Value, Inputs, Level 1 [Member] | International Equities [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		31	35
Fair Value, Inputs, Level 1 [Member] | Other [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	[2]	34	43
Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		1,932	1,677
Fair Value, Inputs, Level 2 [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		40	48
Fair Value, Inputs, Level 2 [Member] | US Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		85	82
Fair Value, Inputs, Level 2 [Member] | US Equities [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		4	5
Fair Value, Inputs, Level 2 [Member] | International Equities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		12	7
Fair Value, Inputs, Level 2 [Member] | Corporate Bond Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	[1]	1,384	1,265
Fair Value, Inputs, Level 2 [Member] | Corporate Bond Securities [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	[1]	31	34
Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		143	108
Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		1	1
Fair Value, Inputs, Level 2 [Member] | Other [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	[2]	157	55
Fair Value, Inputs, Level 2 [Member] | Other [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	[2]	1	2
Fair Value, Inputs, Level 2 [Member] | Real Estate [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		31
Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		8	7
Fair Value, Inputs, Level 3 [Member] | Real Estate [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		8	7
Interest-bearing Cash [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		120	160
Interest-bearing Cash [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		5	6
Interest-bearing Cash [Member] | Fair Value, Inputs, Level 1 [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		2
Interest-bearing Cash [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		120	160
Interest-bearing Cash [Member] | Fair Value, Inputs, Level 2 [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		$ 3	$ 6

[1]	Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody's.
[2]	Other consists primarily of municipal bonds, emerging market debt, bank loans and fixed income derivative instruments.